Consolidated Balance Sheets	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Series A preferred shares [Member] USD ($)	Dec. 31, 2012 Series A preferred shares [Member] CNY	Dec. 31, 2011 Series A preferred shares [Member] CNY	Dec. 31, 2012 Series B preferred shares [Member] USD ($)	Dec. 31, 2012 Series B preferred shares [Member] CNY	Dec. 31, 2011 Series B preferred shares [Member] CNY	Dec. 31, 2012 Ordinary shares [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member] CNY	Dec. 31, 2011 Ordinary shares [Member] CNY	Dec. 31, 2012 High-vote ordinary shares [Member] USD ($)	Dec. 31, 2012 High-vote ordinary shares [Member] CNY	Dec. 31, 2011 High-vote ordinary shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 49,941,439	311,140,162	$ 66,078,577	411,676,144
Restricted cash	9,855,380	61,400,000		61,400,000
Short-term investments	253,848,575	1,581,502,010		1,433,424,847
Accounts receivable, net (note 4)	20,541,026	127,972,645		83,311,187
Amounts due from related parties (note 16)	3,794,285	23,638,777		11,632,475
Prepaid expenses	3,409,261	21,240,039		18,222,577
Deferred income tax assets (Note 9)	2,462,619	15,342,365		11,262,669
Other current assets	8,559,098	53,324,035		22,498,247
Total current assets	352,411,683	2,195,560,033		2,053,428,146
Property and equipment, net (note 5)	11,614,932	72,362,186		44,229,738
Investment in non-consolidated affiliates (note 6)	6,746,437	42,030,976		15,548,648
Goodwill (note 7)	12,484,891	77,782,117		61,060,783
Intangible assets, net (note 7)	2,361,463	14,712,153		5,308,267
Deferred tax assets, non-current (note 9)	4,981,817	31,037,220		2,089,005
Other non-current assets	5,962,656	37,147,940		29,053,342
Total non-current assets	44,162,196	275,072,592		157,289,783
Total assets	396,563,879	2,470,632,625		2,210,717,929
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to eLong, Inc. of RMB22,667,973 and RMB56,659,132 (US$9,094,418) as of December 31, 2011 and 2012, respectively)	19,132,852	119,199,583		60,898,752
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to eLong, Inc. of RMB1,202,627 and RMB1,584,694 (US$254,361) as of December 31, 2011 and 2012, respectively)	2,354,885	14,671,167		7,009,250
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to eLong, Inc. of RMB1,152,695 and RMB1,053,898 (US$169,162) as of December 31, 2011 and 2012, respectively) (note 16)	14,387,332	89,634,516		2,624,452
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to eLong, Inc. of 0 as of December 31, 2011 and 2012, respectively)	1,636,674	10,196,640		20,880,415
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB44,294,252 and RMB 42,438,420 (US$6,811,836) as of December 31, 2011 and 2012, respectively) (note 8)	31,937,026	198,970,866		127,803,167
Total current liabilities	69,448,769	432,672,772		203,199,364
Other liabilities (including other liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB49,259 and RMB85,590 (US$13,738) as of December 31, 2011 and 2012, respectively)	174,249	1,085,590		1,535,790
Total non-current liabilities	174,249	1,085,590		1,535,790
Total liabilities	69,623,018	433,758,362		204,735,154
Commitments and contingencies (note 10)	0	0
Shareholders' equity
Preferred shares
Ordinary shares											459,779	2,864,471	2,864,471	431,927	2,690,950	2,690,950
Treasury stock, at cost (2,920,756 and 2,535,474 ordinary shares as at December 31, 2011 and 2012, respectively)	(11,252,593)	(70,104,782)	(75,494,243)
Additional paid-in capital	359,316,350	2,238,576,796		2,209,469,065
Statutory reserves	2,473,268	15,408,707		14,606,426
Accumulated deficit	(24,487,870)	(152,561,879)		(148,153,894)
Total shareholders' equity	326,940,861	2,036,874,263		2,005,982,775
Total liabilities and shareholders' equity	$ 396,563,879	2,470,632,625		2,210,717,929